Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Nov. 13, 2020	Jun. 30, 2020	Dec. 31, 2018
Net loss		$ (853,000)	$ (872,000)	$ (15,842,000)	$ (2,942,000)	$ (10,088,000)	$ (3,750,000)
Stockholders deficit		(10,668,000)	$ (15,607,000)	(10,668,000)	$ (15,607,000)	(14,342,000)	(15,464,000)	$ (12,428,000)		$ (15,644,000)	$ (13,802,000)
Net cash used in operating activities				(2,014,000)		2,256,000
Cash		3,180,000		3,180,000		$ 162,000
Percentage of sales decreased during period						73.00%
Derivative liabilities		0		0		$ 163,000	$ 1,516,000
Notes payable aggregate amount		3,417,000		3,417,000		3,604,000
FDIC insured limit		$ 250,000		$ 250,000		$ 250,000
Common stock, shares pursuant to an offering under regulation		1,035,000		1,035,000		38,116,450	5,905,388		668,449,198
Cash received from sale of shares						$ 1,525,000
Allowance for doubtful debts						20,000	$ 20,000
Advertising, sales and marketing costs						$ 2,000	$ 8,000
Proceeds from loan	$ 177,000			$ 177,000
One customer [Member]
Accounts receivables				63.00%
Revenues				35.00%		72.00%
One customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage						50.00%	43.00%
One customer [Member] | Revenues [Member]
Concentration Risk, Percentage						72.00%	58.00%
Three customer [Member]
Revenues				17.00%
Three customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage						10.00%	12.00%
Three customer [Member] | Revenues [Member]
Concentration Risk, Percentage							14.00%
Two customer [Member]
Accounts receivables				12.00%
Revenues				35.00%		14.00%
Two customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage						24.00%	29.00%
Two customer [Member] | Revenues [Member]
Concentration Risk, Percentage						15.00%	21.00%
SBA Paycheck Protection Program [Member]
Proceeds from loan						$ 177,000
BST [Member]
Ownership interest held by company		49.00%		49.00%		49.00%
Ownership interest held by three executive officers		31.00%		31.00%		31.00%
Percentages of revenue				16.00%
Noncontrolling interests percentage		51.00%		51.00%		51.00%
Management fee per month		$ 36,000		$ 36,000		$ 36,000
Financing milestone reached amount				1,000,000		1,000,000
Additional management fee owed amount				$ 5,000,000		$ 5,000,000
Management fee description				The Company and BST have a management agreement pursuant to which BST shall remit a management fee of $36,000 per month to the Company, and when BST reaches a milestone of $1,000,000 in financing, an additional management fee of $5,000,000 shall be owed to the Company, payable monthly over three years		The Company and BST have a management agreement pursuant to which BST shall remit a management fee of $36,000 per month to the Company, and when BST reaches a milestone of $1,000,000 in financing, an additional management fee of $5,000,000 shall be owed to the Company, payable monthly over three years.